SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 12:-       SUBSEQUENT EVENTS

On March 3, 2016, the Company's Board of Directors resolved to increase the number of outstanding shares reserved under the 2013 Share Option Plan, from 750,000 to 1,250,000.

In addition, On March 3, 2016, the Board of Directors approved the grant of 28,000 RSUs to such employees and officer.